Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Events Unaudited Subsequent To Date Of Independent Auditors Report
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Note 10 — Events Subsequent to the Date of the Form 10-Q Filed on August 15, 2022

On September 8, 2022, the Company entered into a subscription agreement with Varian Biopharmaceuticals, Inc., (“Varian”) and Alpha Capital Anstalt (“Alpha”)”), whereby SPK shall issue a $50,000 unsecured promissory note (an “Extension Note”), to each of Alpha and Varian, to fund the first and second month Extensions (the “Subscription Agreement”). On September 8, 2022, the Company issued an Extension Note to Alpha in the amount of $50,000, pursuant to the Subscription Agreement. Alpha deposited the $50,000 into the trust account on September 9, 2022, thereby extending the time to complete a business combination for one month, from September 10, 2022 to October 10, 2022. Refer to the Form 8-K filed by the Company on September 13, 2022.

On September 9, 2022, the Company held the Special Meeting of Stockholders ("Special Meeting"). In the Special Meeting, stockholders approved the following:

1)	an amendment to SPKA’s certificate of incorporation (the “Charter Amendment”), giving the Company the right to extend the time to complete a business combination up to six (6) times for an additional one (1) month each time, from September 10, 2022 to March 10, 2023.

2)	an amendment to the amended and restated investment management trust agreement with Continental Stock Transfer & Trust Company (the “Trust Amendment”), to allow the Company to extend the time to complete a business combination six (6) times for an additional one (1) month each time from September 10, 2022, to March 10, 2023 by depositing into the trust account $50,000 for each one-month Extension.

Both the Charter Amendment and Trust Amendment were amended on September 9, 2022. In the Special Meeting, stockholders elected to redeem 4,052,916 public shares. Refer to the Form 8-K filed by the Company on September 13, 2022. As of September 9, 2022, there were 1,038,280 non-redeeming public shares issued and outstanding.

On October 8, 2022, SPK issued an Extension Note to Varian Bio in the amount of $50,000, pursuant to the Subscription Agreement.

On October 8, 2022, Varian deposited $50,000 into the Trust Account to extend the time to complete a Business Combination for one month, to November 10, 2022.

Note 11 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On September 8, 2022, the Company entered into a subscription agreement with Varian Biopharmaceuticals, Inc., (“Varian”) and Alpha Capital Anstalt (“Alpha”)”), whereby SPK shall issue a $50,000 unsecured promissory note (an “Extension Note”), to each of Alpha and Varian, to fund the first and second month Extensions (the “Subscription Agreement”). On September 8, 2022, the Company issued an Extension Note to Alpha in the amount of $50,000, pursuant to the Subscription Agreement. Alpha deposited the $50,000 into the trust account on September 9, 2022, thereby extending the time to complete a business combination for one month, from September 10, 2022 to October 10, 2022. Refer to the Form 8-K filed by the Company on September 13, 2022.

On September 9, 2022, the Company held the Special Meeting of Stockholders ("Special Meeting"). In the Special Meeting, stockholders approved the following:

1)	an amendment to SPKA’s certificate of incorporation (the “Charter Amendment”), giving the Company the right to extend the time to complete a business combination up to six (6) times for an additional one (1) month each time, from September 10, 2022 to March 10, 2023.

2)	an amendment to the amended and restated investment management trust agreement with Continental Stock Transfer & Trust Company (the “Trust Amendment”), to allow the Company to extend the time to complete a business combination six (6) times for an additional one (1) month each time from September 10, 2022, to March 10, 2023 by depositing into the trust account $50,000 for each one-month Extension.

Both the Charter Amendment and Trust Amendment were amended on September 9, 2022. In the Special Meeting, stockholders elected to redeem 4,052,916 public shares. Refer to the Form 8-K filed by the Company on September 13, 2022. As of September 9, 2022, there were 1,038,280 non-redeeming public shares issued and outstanding.

On October 8, 2022, SPK issued an Extension Note to Varian Bio in the amount of $50,000, pursuant to the Subscription Agreement.

On October 8, 2022, Varian deposited $50,000 into the Trust Account to extend the time to complete a Business Combination for one month, to November 10, 2022.